INVENTORIES, NET	6 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
INVENTORIES, NET
NOTE 3:	INVENTORIES, NET

	June 30,	December 31,
	2023	2022
	$	$
Raw materials, parts and supplies	1,667	1,726
Finished products	1,392	1,685

	3,059	3,411

As of June 30, 2023 and December 31, 2022, inventory is presented net of write-offs for slow inventory in the amount of approximately $2,215 and $2,215 , respectively.